File No. 333-134290

 As filed with the Securities and Exchange Commission on November
 8, 2006


              U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-14

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                [ ] Pre-Effective Amendment No. ___

                [X] Post-Effective Amendment No. 1

                 (Check appropriate box or boxes)

                        FRANKLIN MONEY FUND
                        -------------------
        (Exact Name of Registrant as Specified in Charter)

                          (650) 312-2000
           (Registrant's Area Code and Telephone Number)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA. 94403-1906
          -----------------------------------------------
  (Address of Principal Executive Offices) (Number, Street, City,
                         State, Zip Code)

  CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA. 94403-1906
  --------------------------------------------------------------
  (Name and Address of Agent for Service of Process) (Number and
                 Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of common stock, par value $0.10 per share, of Franklin Money Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

The Money Market Portfolios (the Master Fund) has executed this registration statement.


                              PART A

Part A, the definitive Proxy  Statement/Prospectus dated June 19,
2006, has been filed  pursuant to Rule 497(b) of the Securities
Act of 1933, as amended [Accession No. 0000038778-06-000014] on
June 26, 2006, and is  incorporated herein by reference.



                              PART B

Part B, the Statement of Additional Information dated June 19,
2006, has been filed pursuant to Rule 497(b) of the Securities
Act of 1933, as amended [Accession No. 0000038778-06-000014] on
June 26, 2006, and is incorporated herein by reference.

                        FRANKLIN MONEY FUND
                             FORM N-14

                              PART C
                         OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to its Articles of Incorporation, the By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, and Administration and Distribution
Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 16. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(1)   Copies of the charter of the Registrant as now in effect;

      (a)  Articles of Incorporation dated November 4, 1975
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (b) Certificate of Amendment to Articles of Incorporation dated February 12, 1980
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

      (a)  By-Laws
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (b)  Amendment to By-Laws dated November 17, 1987
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (c)  Amendment to By-Laws dated October 27, 1994
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (d)  Amendment dated October 10, 2002 to the
           By-Laws of Franklin Money Fund
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

      (e) Amendment dated May 12, 2004 to the By-Laws of Franklin Money Fund
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

      Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

      (a)  Agreement of Merger dated August 23, 2006

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

      (a)  Specimen of Stock Certificate

           Not Applicable

      (b)  Articles of Incorporation

           FIFTH Section

      (c)  By-Laws

           ARTICLE II; ARTICLE VII, ARTICLE VIII, Sections 1-2 and 4-5, ARTICLE IX, Section 1

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (a)  Administration Agreement between the Registrant and
           Franklin Advisers, Inc., dated August 1, 1994
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (a) Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated April 23, 1995
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (b)  Amendment dated January 12, 1999 of Amended and
           Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. dated April
           23, 1995
           Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2000

      (c)  Forms of Dealer Agreements between Franklin Templeton
           Distributors, Inc., and Securities Dealers dated
           November 1, 2003
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partially for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

      Not Applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

      (a)  Master Custody Agreement between the Registrant and
           Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 1996

      (b)  Amendment dated May 7, 1997 to the Master Custody
           Agreement dated February 16, 1996 between Registrant and Bank of New York
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 1997

      (c) Amendment dated February 27, 1998 to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 21, 1998

      (d)  Amendment dated August 15, 2005 to Exhibit A of the
           Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 30, 2005

      (e) Amended and Restated Foreign Custody Manager Agreement between the Registration and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 2001

      (f) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 1996

      (g)  Amendment dated August 15, 2005 to Schedule 1 of the
           Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 30, 2005

      (h)  Amendment dated May 20, 2005, to Schedule 2 of the
           Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 30, 2005

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

      Not Applicable

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

      (a)  Opinion and Consent of Counsel dated August 17, 1998
           Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 21, 1998

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

      (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated August 31, 2006 relating to Franklin Money Fund, Franklin Federal Money Fund and The Money Market Portfolios

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

      Not Applicable

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

      (a)  Consent of Independent Registered Public Accounting
           Firm for Franklin Money Fund and The Money Market
           Portfolios dated May 18, 2006
           Filing: Registration Statement on Form N-14
           File No. 333-134290
           Filing Date: May 19, 2006

(15)  All financial statements omitted pursuant to Item 14(a)(1);

      Not Applicable

(l6) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

      (a)  Power of Attorney for Franklin Money Fund dated
           October 17, 2006

      (b) Power of Attorney for The Money Market Portfolios dated October 17, 2006

(17) Any additional exhibits which the Registrant may wish to file;

      Not Applicable

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Mateo and the State of California, on the 7th day of November, 2006

                                          FRANKLIN MONEY FUND
                                          (Registrant)

                                          By: /s/ DAVID P. GOSS
                                              David P. Goss
                                              Vice President

As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Director and Chief Executive
Rupert H. Johnson, Jr.              Officer - Investment Management
                                    Dated: November 7, 2006

JIMMY D. GAMBILL*                   Chief Executive Officer-
Jimmy D. Gambill                    Finance and Administration
                                    Dated: November 7, 2006

GALEN VETTER*                       Chief Financial Officer
Galen Vetter                        Dated: November 7, 2006

HARRIS J. ASHTON*                   Director
Harris J. Ashton                    Dated: November 7, 2006

ROBERT F. CARLSON*                  Director
Robert F. Carlson                   Dated: November 7, 2006

EDITH E. HOLIDAY*                   Director
Edith E. Holiday                    Dated: November 7, 2006

CHARLES B. JOHNSON*                 Director
Charles B. Johnson                  Dated: November 7, 2006

FRANK W.T. LAHAYE*                  Director
Frank W.T. LaHaye                   Dated: November 7, 2006

*By /s/ DAVID P. GOSS
    David P. Goss - Attorney-in-Fact
   (Pursuant to Powers of Attorney filed herewith)


                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the undersigned has duly consented to the filing of this Registration Statement of Franklin Money Fund and has duly caused this Registration Statement to be signed on behalf of The Money Market Portfolios, in the City of San Mateo and the State of California, on the 7th day of November, 2006.

                               THE MONEY MARKET PORTFOLIOS

                               By:/s/ DAVID P. GOSS
                                      David P. Goss
                                      Vice President


As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*           Trustee, Chief Executive
Rupert H. Johnson, Jr.            Officer-Investment Management
                                  Dated: November 7, 2006

JIMMY D. GAMBILL*                 Chief Executive
Jimmy D. Gambill                  Officer-Finance and
                                  Administration
                                  Dated: November 7, 2006

GALEN VETTER*                     Chief Financial Officer
Galen Vetter                      Dated: November 7, 2006

HARRIS J. ASHTON*                 Trustee
Harris J. Ashton                  Dated: November 7, 2006

ROBERT F. CARLSON*                Trustee
Robert F. Carlson                 Dated: November 7, 2006

EDITH E. HOLIDAY*                 Trustee
Edith E. Holiday                  Dated: November 7, 2006

CHARLES B. JOHNSON*               Trustee
Charles B. Johnson                Dated: November 7, 2006

FRANK W. T. LAHAYE*               Trustee
Frank W. T. LaHaye                Dated: November 7, 2006

 *By /s/ DAVID P. GOSS
    David P. Goss - Attorney-in-Fact
    (Pursuant to Powers of Attorney filed herewith)

                        FRANKLIN MONEY FUND
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.               DESCRIPTION
LOCATION

EX-99.(1)(a)       Articles of Incorporation dated             *
                   November 4, 1975

EX-99.(1)(c)       Certificate of Amendment to Articles        *
                   of Incorporation

EX-99.(2)(a)       By-Laws                                     *

EX-99.(2)(b)       Amendment to By-Laws dated November         *
                   17, 1987

EX-99.(2)(c)       Amendment to By-Laws dated October 27,      *
                   1994

EX-99.(2)(d)       Amendment dated October 10, 2002 to         *
                   the By-Laws of Franklin Money Fund

EX-99.(2)(e)       Amendment dated May 12, 2004 to the         *
                   By-Laws of Franklin Money Fund

EX-99.(4)(a)       Agreement of Merger dated August 23,     Attached
                   2006

EX-99.(6)(a)       Administration Agreement between the        *
                   Registrant and Franklin Advisers, Inc.
                   dated August 1, 1994

EX-99.(7)(a)       Amended and Restated Distribution           *
                   Agreement between the Registrant and
                   Franklin Templeton Distributors, Inc.,
                   dated April 23, 1995

EX-99.(7)(b)       Amendment dated January 12, 1999 of         *
                   Amended and Restated Distribution
                   Agreement between the Registrant and
                   Franklin Templeton Distributors, Inc.
                   dated April 23, 1995

EX-99.(7)(c)       Forms of Dealer Agreements between          *
                   Franklin Templeton Distributors, Inc.,
                   and Securities Dealers dated November
                   1, 2003

EX-99.(9)(a)       Master Custody Agreement between the        *
                   Registrant and Bank of New York dated
                   February 16, 1996

EX-99.(9)(b)       Amendment dated May 7, 1997 to the          *
                   Master Custody Agreement dated
                   February 16, 1996 between Registrant
                   and Bank of New York

EX-99.(9)(c)       Amendment dated February 27, 1998 to        *
                   the Master Custody Agreement between
                   Registrant and Bank of New York dated
                   February 16, 1996

EX-99.(9)(d)       Amendment dated August 15, 2005 to          *
                   Exhibit A of the Master Custody
                   Agreement between Registrant and Bank
                   of New York dated February 16, 1996

EX-99.(9)(e)       Amended and Restated Foreign Custody        *
                   Manager Agreement between the
                   Registration and Bank of New York made
                   as of May 16, 2001

EX-99.(9)(f)       Terminal Link Agreement between the         *
                   Registrant and Bank of New York dated
                   February 16, 1996

EX-99.(9)(g)       Amendment dated August 15, 2005 to          *
                   Schedule 1 of the Amended and Restated
                   Foreign Custody Manager Agreement
                   between the Registrant and Bank of New
                   York

EX-99 (9)(h)       Amendment dated May 20, 2005, to            *
                   Schedule 2 of the Amended and Restated
                   Foreign Custody Manger Agreement
                   between the Registrant and Bank of New
                   York

EX-99.(11)(a)      Opinion and Consent of Counsel dated        *
                   August 17, 1998

EX-99.(12)(a)      Opinion and Consent of Counsel           Attached
                   Supporting Tax Matters and
                   Consequences to Shareholders dated
                   August 31, 2006 relating to Franklin
                   Money Fund, Franklin Federal Money
                   Fund and The Money Market Portfolios

EX-99.(14)(a)      Consent of Independent Registered           *
                   Public Accounting Firm for Franklin
                   Money Fund and The Money Market
                   Portfolios dated May 18, 2006

EX-99.(16)(a)      Power of Attorney for Franklin Money     Attached
                   Fund dated October 17, 2006

EX-99.(16)(b)      Power of Attorney for The Money Market   Attached
                   Portfolios dated October 17, 2006

*Incorporated by reference